Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA Value Factor ETF (Formerly iShares® Edge MSCI USA Value Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Howmet Aerospace Inc.	617,976	$10,660,086
Huntington Ingalls Industries Inc.	37,144	5,477,997
Textron Inc.(a)	528,000	18,902,400

		35,040,483

Air Freight & Logistics — 2.5%
FedEx Corp.	661,139	171,545,736

Airlines — 0.3%
Southwest Airlines Co.	484,997	19,171,931

Auto Components — 0.8%
BorgWarner Inc.	679,670	23,774,857
Lear Corp.	256,858	31,031,015

		54,805,872

Automobiles — 5.2%
Ford Motor Co.	16,213,887	125,333,347
General Motors Co.	6,712,874	231,795,539

		357,128,886

Banks — 2.8%
Citigroup Inc.	3,397,198	140,711,941
Citizens Financial Group Inc.	791,342	21,564,070
Comerica Inc.	112,094	5,101,398
Fifth Third Bancorp.	546,165	12,681,951
Regions Financial Corp.	1,244,713	16,554,683

		196,614,043

Beverages — 0.4%
Molson Coors Beverage Co., Class B	743,440	26,213,694

Biotechnology — 3.7%
AbbVie Inc.	1,044,020	88,846,102
Alexion Pharmaceuticals Inc.(b)	163,824	18,862,695
Biogen Inc.(b)	229,479	57,844,772
Gilead Sciences Inc.	1,511,779	87,909,949

		253,463,518

Building Products — 2.0%
Carrier Global Corp.	1,172,683	39,155,885
Johnson Controls International PLC	1,648,952	69,602,264
Owens Corning	439,423	28,769,024

		137,527,173

Capital Markets — 2.3%
Goldman Sachs Group Inc. (The)	425,280	80,394,931
Invesco Ltd.	833,446	10,926,477
Morgan Stanley	1,456,396	70,125,468

		161,446,876

Chemicals — 1.9%
Albemarle Corp.	89,274	8,321,230
Corteva Inc.	765,801	25,256,117
Dow Inc.	652,437	29,679,359
Eastman Chemical Co.	220,188	17,799,998
LyondellBasell Industries NV, Class A	466,649	31,942,124
Mosaic Co. (The)	813,228	15,044,718

		128,043,546

Communications Equipment — 0.3%
F5 Networks Inc.(a)(b)	52,804	7,019,764
Juniper Networks Inc.	847,039	16,703,609

		23,723,373

Security	Shares	Value

Consumer Finance — 1.2%
Ally Financial Inc.	841,992	$22,464,347
Capital One Financial Corp.	823,055	60,148,859

		82,613,206

Containers & Packaging — 0.7%
International Paper Co.	523,237	22,891,619
Westrock Co.	660,389	24,797,607

		47,689,226

Distributors — 0.1%
LKQ Corp.(a)(b)	317,836	10,167,574

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	938,540	20,169,224
Voya Financial Inc.	204,061	9,780,644

		29,949,868

Diversified Telecommunication Services — 8.0%
AT&T Inc.	19,347,139	522,759,696
CenturyLink Inc.	3,196,161	27,550,908

		550,310,604

Electric Utilities — 2.5%
Duke Energy Corp.	653,963	60,236,532
Evergy Inc.	181,910	10,041,432
Exelon Corp.	1,820,457	72,618,030
NRG Energy Inc.	203,729	6,441,911
PPL Corp.	847,904	23,317,360

		172,655,265

Electrical Equipment — 1.3%
Eaton Corp. PLC	859,528	89,210,411

Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics Inc.(b)	252,466	19,664,577
Corning Inc.	1,734,794	55,461,364
TE Connectivity Ltd.	276,616	26,798,558

		101,924,499

Energy Equipment & Services — 0.8%
Baker Hughes Co.	3,543,433	52,336,505

Equity Real Estate Investment Trusts (REITs) — 1.9%
Host Hotels & Resorts Inc.	5,617,361	58,869,943
Iron Mountain Inc.	269,563	7,024,812
Medical Properties Trust Inc.	481,483	8,580,027
Public Storage	142,519	32,646,827
Simon Property Group Inc.	346,016	21,733,265

		128,854,874

Food & Staples Retailing — 2.2%
Kroger Co. (The)	2,105,472	67,817,253
Walgreens Boots Alliance Inc.	2,537,645	86,381,436

		154,198,689

Food Products — 2.4%
Conagra Brands Inc.	526,028	18,458,323
Ingredion Inc.	159,753	11,324,890
JM Smucker Co. (The)	265,016	29,734,795
Kraft Heinz Co. (The)	2,062,943	63,105,426
Tyson Foods Inc., Class A	810,860	46,405,518

		169,028,952

Gas Utilities — 0.1%
UGI Corp.	204,435	6,611,428

Health Care Providers & Services — 5.6%
AmerisourceBergen Corp.	170,567	16,386,372

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Value Factor ETF (Formerly iShares® Edge MSCI USA Value Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Anthem Inc.	250,859	$68,434,335
Cardinal Health Inc.	426,426	19,526,046
Centene Corp.(b)	507,030	29,965,473
Cigna Corp.(a)	485,921	81,134,229
CVS Health Corp.	1,937,452	108,671,683
DaVita Inc.(a)(b)	112,683	9,718,909
McKesson Corp.	256,610	37,847,409
Universal Health Services Inc., Class B	103,249	11,310,928

		382,995,384

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.(a)	1,790,360	24,545,836
Royal Caribbean Cruises Ltd.	488,960	27,587,123

		52,132,959

Household Durables — 3.2%
DR Horton Inc.	678,826	45,352,365
Lennar Corp., Class A	885,292	62,174,057
Mohawk Industries Inc.(b)	194,486	20,069,010
Newell Brands Inc.	1,224,598	21,626,401
PulteGroup Inc.	856,769	34,921,905
Whirlpool Corp.	187,369	34,655,770

		218,799,508

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	765,479	14,926,841
Vistra Corp.	902,404	15,674,757

		30,601,598

Insurance — 3.1%
American International Group Inc.	1,812,681	57,081,325
Athene Holding Ltd., Class A(a)(b)	343,252	11,011,524
Everest Re Group Ltd.	33,190	6,541,085
Lincoln National Corp.	458,040	16,077,204
Loews Corp.	377,623	13,095,966
MetLife Inc.	1,346,330	50,958,591
Principal Financial Group Inc.	237,351	9,308,906
Prudential Financial Inc.	742,662	47,545,221
Reinsurance Group of America Inc.	48,800	4,929,776

		216,549,598

Internet & Direct Marketing Retail — 0.2%
Expedia Group Inc.	157,849	14,861,483

IT Services — 3.7%
Cognizant Technology Solutions Corp., Class A	447,774	31,980,019
International Business Machines Corp.	2,027,528	226,393,776

		258,373,795

Machinery — 2.8%
Cummins Inc.	396,556	87,198,699
PACCAR Inc.	869,697	74,254,730
Snap-on Inc.	47,218	7,438,251
Westinghouse Air Brake Technologies Corp.	384,580	22,805,594

		191,697,274

Media — 2.0%
Discovery Inc., Class A(a)(b)	469,018	9,492,924
Discovery Inc., Class C, NVS(a)(b)	1,085,228	19,881,377
DISH Network Corp., Class A(a)(b)	449,059	11,446,514
Fox Corp., Class A, NVS	330,578	8,766,929
Fox Corp., Class B(b)	164,591	4,302,409
Interpublic Group of Companies Inc. (The)	379,364	6,862,695
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	154,622	5,345,282
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	295,815	10,235,199

Security	Shares	Value

Media (continued)
News Corp., Class A, NVS	1,070,228	$14,052,094
ViacomCBS Inc., Class B, NVS	1,646,508	47,040,733

		137,426,156

Metals & Mining — 0.5%
Nucor Corp.	464,437	22,181,511
Steel Dynamics Inc.	438,395	13,800,675

		35,982,186

Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	966,279	13,498,918
Annaly Capital Management Inc.	2,516,673	17,843,211

		31,342,129

Multi-Utilities — 0.2%
CenterPoint Energy Inc.	510,383	10,784,393

Multiline Retail — 2.4%
Target Corp.	1,079,749	164,359,393

Oil, Gas & Consumable Fuels — 1.3%
Concho Resources Inc.	489,543	20,320,930
Diamondback Energy Inc.	231,785	6,017,139
Marathon Petroleum Corp.	2,131,679	62,884,530

		89,222,599

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	1,328,155	77,630,660
Jazz Pharmaceuticals PLC(b)	81,810	11,788,821
Mylan NV(a)(b)	1,168,486	16,989,786
Perrigo Co. PLC	158,117	6,936,593
Pfizer Inc.	4,518,832	160,328,159

		273,674,019

Professional Services — 0.1%
Nielsen Holdings PLC	630,171	8,513,610

Real Estate Management & Development — 1.2%
CBRE Group Inc., Class A(a)(b)	1,054,308	53,137,123
Jones Lang LaSalle Inc.	239,374	27,015,750

		80,152,873

Road & Rail — 0.4%
AMERCO	25,940	9,005,330
Knight-Swift Transportation Holdings Inc.	518,802	19,709,288

		28,714,618

Semiconductors & Semiconductor Equipment — 15.1%
Applied Materials Inc.	1,392,594	82,483,343
Intel Corp.	11,091,895	491,149,111
Lam Research Corp.	307,344	105,136,235
Micron Technology Inc.(b)	4,962,242	249,799,262
NXP Semiconductors NV(a)	232,107	31,362,298
ON Semiconductor Corp.(a)(b)	961,820	24,132,064
Qorvo Inc.(b)	271,267	34,548,565
Skyworks Solutions Inc.	155,218	21,930,751

		1,040,541,629

Software — 0.3%
NortonLifeLock Inc.	887,998	18,266,119

Specialty Retail — 0.6%
Best Buy Co. Inc.	387,199	43,192,048

Technology Hardware, Storage & Peripherals — 3.3%
Dell Technologies Inc., Class C(b)	364,315	21,953,622
Hewlett Packard Enterprise Co.	5,597,533	48,362,685
HP Inc.	4,349,900	78,124,204

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Value Factor ETF (Formerly iShares® Edge MSCI USA Value Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp Inc.	193,796	$8,505,706
Seagate Technology PLC	625,390	29,906,150
Western Digital Corp.	1,031,339	38,912,421

		225,764,788

Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	121,709	8,136,247

Tobacco — 1.2%
Altria Group Inc.	2,268,215	81,837,197

Trading Companies & Distributors — 1.0%
HD Supply Holdings Inc.(a)(b)	166,782	6,647,930
United Rentals Inc.(b)	349,923	62,387,772

		69,035,702

Total Common Stocks — 99.8% (Cost: $7,280,718,402)		6,873,233,537

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	56,360,384	56,399,836

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	19,707,000	$19,707,000

		76,106,836

Total Short-Term Investments — 1.1% (Cost: $76,077,959)		76,106,836

Total Investments in Securities — 100.9% (Cost: $7,356,796,361)		6,949,340,373

Other Assets, Less Liabilities — (0.9)%		(62,754,930)

Net Assets — 100.0%		$6,886,585,443

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$54,608,499	$1,815,736	(a)	$—	$3,327	$(27,726)	$56,399,836	56,360,384	$66,336	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,097,000	2,610,000	(a)	—	—	—	19,707,000	19,707,000	3,441		—

					$3,327	$(27,726)	$76,106,836		$69,777		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	86	12/18/20	$6,608	$134,059
S&P 500 E-Mini Index	37	12/18/20	6,040	(88,737)

				$45,322

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Value Factor ETF (Formerly iShares® Edge MSCI USA Value Factor ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,873,233,537	$—	$—	$6,873,233,537
Money Market Funds	76,106,836	—	—	76,106,836

	$6,949,340,373	$—	$—	$6,949,340,373

Derivative financial instruments(a)
Assets
Futures Contracts	$134,059	$—	$—	$134,059
Liabilities
Futures Contracts	(88,737)	—	—	(88,737)

	$45,322	$—	$—	$45,322

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4